Consolidated statements of cash flows	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2025 CAD ($)	May 31, 2024 CAD ($)	May 31, 2025 CAD ($)	May 31, 2024 CAD ($)	Aug. 31, 2024 CAD ($)
Operating activities
Net loss	$ (7,144,294)	$ (3,025,977)	$ (12,344,937)	$ (10,407,997)
Depreciation and amortization			409,981	805,147
Accretion on long-term debt and lease liability			48,100	131,870
Share-based compensation - options and warrants			530,966	367,858
Shares issued for services			1,290,964	968,024
Goodwill impairment loss				4,274,000
Transaction costs - Preferred Shares [note 15]				1,535,627
Income tax provision (recovery)			10,530	(276,154)
Income tax recovered			(14,701)	(417)
Loss (gain) on disposal of property and equipment				199,224
Loss (gain) on derivative liabilities			(3,094,832)	(5,913,484)
Litigation settlement costs [note 9]	2,813,511		2,813,511	0
Gain on deconsolidation of subsidiary [note 23]				(175,589)
Effect of exchange rate fluctuation			(7,523)	58,663
Operating activities before working capital items			(10,357,941)	(8,433,228)
Net change in non-cash working capital items
Trade and other receivables			(189,690)	68,647
Inventories			(820,242)	(3,057,142)
Prepaid expenses			(1,165,616)	(796,169)
Other financial assets			5,929	25,019
Trade and other payables			(3,186,799)	1,081,235
Contract liabilities			271,787	20,993
Other financial liabilities				(45,149)
Cash used in operating activities			(15,442,572)	(11,135,794)
Investing activities
Proceeds from sale of subsidiary - net of cash in subsidiary [note 23]				993,109
Additions to property and equipment			(312,420)	(465,463)
Additions to intangible assets			(136,605)	(50,653)
Proceeds from the disposal of property and equipment				126,568
Cash used in investing activities			(449,025)	603,561
Financing activities
Change in credit facility				(155,000)
Issuance of long-term debt			280,500	247,000
Repayment of long-term debt			(495,734)	(386,711)
Repayment of advance from related parties			(102,024)
Issuance of Series A & B Convertible Preferred Shares and Warrants [note 15]				6,545,298
Issuance of Voting Common Shares and Warrants [note 17]			27,145,659	1,781,194
Repayment of lease liabilities			(108,928)	(517,497)
Cash provided by financing activities			26,719,473	7,514,284
Net increase (decrease) in cash during the period			10,827,876	(3,017,949)
Cash, beginning of period			63,126	3,359,257	$ 3,359,257
Cash, end of period	$ 10,891,002	$ 341,308	$ 10,891,002	$ 341,308	$ 63,126